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                                                           [LOGO of MetLife(R)]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

May 6, 2016

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife Investors USA Separate Account A
     File Nos. 333-200240/811-03365
     (Group Flexible Premium Payment Variable Annuity
     (Flex Bonus, Retirement Companion and Smart Choice)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2016 and Statement of Additional Information ("SAI") dated May 1, 2016 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 15, 2016.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Vice President & Associate General Counsel
Metropolitan Life Insurance Company